UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential Global Real Estate Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Australia — 6.3%
Charter Hall Office, REIT (Escrow Shares)*^	590,800	$—
Dexus Property Group, REIT	4,554,839	33,827,239
Goodman Group, REIT	5,325,085	30,541,379
Investa Office Fund, REIT	3,950,194	13,758,793
Mirvac Group, REIT	11,537,278	19,300,786
Scentre Group, REIT	6,191,755	24,955,622
Stockland, REIT	5,158,525	19,796,755
Vicinity Centres	12,091,212	31,862,054
Westfield Corp., REIT	6,343,739	51,569,438

		225,612,066

Canada — 2.4%
Boardwalk Real Estate Investment Trust, REIT	714,218	30,682,409
Brookfield Canada Office Properties, REIT	452,562	9,923,678
Canadian Apartment Properties, REIT	961,233	24,037,267
Chartwell Retirement Residences, REIT, UTS	1,683,092	20,444,866

		85,088,220

China — 0.1%
China Overseas Land & Investment Ltd.	1,012,000	3,338,151

France — 3.3%
Fonciere des Regions, REIT	93,770	8,823,583
Klepierre, REIT	574,555	27,550,569
Mercialys SA, REIT	464,636	10,862,801
Unibail-Rodamco SE, REIT	252,003	69,432,690

		116,669,643

Germany — 3.9%
ADO Properties SA, 144A	401,740	16,344,851
Alstria Office REIT AG*	1,186,238	16,520,295
LEG Immobilien AG*	211,418	21,226,570
TLG Immobilien AG	982,468	21,995,942
VIB Vermoegen AG	443,072	9,278,035
Vonovia SE	1,310,238	51,947,706

		137,313,399

Hong Kong — 5.7%
Henderson Land Development Co. Ltd.	4,862,693	29,026,426
Link REIT	3,798,000	28,375,365
Sun Hung Kai Properties Ltd.	7,613,935	109,248,174
Wharf Holdings Ltd. (The)	5,297,000	36,607,513

		203,257,478

Ireland — 1.4%
Green REIT PLC	9,580,917	15,724,508
Hibernia REIT PLC	14,041,322	21,349,654
Irish Residential Properties REIT PLC	10,105,945	12,767,307

		49,841,469

Japan — 11.9%
Activia Properties, Inc., REIT	7,823	40,947,866
Advance Residence Investment Corp., REIT	797	2,219,412
Daiwa House Industry Co. Ltd.	990,900	27,785,686
Daiwa House REIT Investment Corp.	173	1,064,885
Frontier Real Estate Investment Corp., REIT	524	2,806,481
GLP J-REIT	7,086	9,036,031

Hoshino Resorts REIT Inc.	487	5,967,328
Invincible Investment Corp., REIT	35,217	23,723,493
Japan Hotel REIT Investment Corp.	17,575	14,741,942
Japan Real Estate Investment Corp., REIT	2,989	18,070,316
Japan Retail Fund Investment Corp., REIT	13,093	32,213,735
Kenedix Retail REIT Corp.	11,965	32,703,116
LaSalle Logiport, REIT*	8,661	9,056,977
Mitsubishi Estate Co. Ltd.	2,412,780	44,871,890
Mitsui Fudosan Co. Ltd.	3,669,339	79,425,487
Mitsui Fudosan Logistics Park, Inc., REIT*	1,162	3,074,827
Nippon Building Fund, Inc., REIT	3,102	19,087,255
Nippon Prologis REIT, Inc.	4,665	11,666,084
Sumitomo Realty & Development Co. Ltd.	1,847,796	47,810,311

		426,273,122

Netherlands — 0.3%
Eurocommercial Properties NV, REIT	233,526	10,344,345

Singapore — 2.2%
Cache Logistics Trust, REIT	15,370,900	9,939,677
Frasers Logistics & Industrial Trust*	8,109,100	5,987,924
Keppel REIT	31,185,200	24,830,346
Mapletree Commercial Trust, REIT	8,936,325	10,564,686
Suntec Real Estate Investment Trust, REIT	22,497,300	28,154,833

		79,477,466

Spain — 0.4%
Axiare Patrimonio SOCIMI SA, REIT	1,043,101	14,230,128

Sweden — 1.5%
Atrium Ljungberg AB (Class B Stock)	722,480	12,191,903
Fabege AB	712,310	12,717,336
Hufvudstaden AB (Class A Stock)	839,108	14,013,581
Kungsleden AB	1,181,151	8,800,236
Pandox AB	329,906	5,632,730

		53,355,786

Switzerland — 0.4%
PSP Swiss Property AG	147,578	14,879,387

United Kingdom — 3.3%
Big Yellow Group PLC, REIT	1,334,897	12,514,711
British Land Co. PLC (The), REIT	1,415,163	12,559,414
Derwent London PLC, REIT	116,555	4,383,613
Empiric Student Property PLC, REIT	9,084,337	13,826,082
Great Portland Estates PLC, REIT	164,629	1,488,314
Hammerson PLC, REIT	1,467,131	10,830,167
Kennedy Wilson Europe Real Estate PLC	687,069	9,039,096
Land Securities Group PLC, REIT	1,421,163	20,573,415
Segro PLC, REIT	1,477,229	8,655,651
Shaftesbury PLC, REIT	959,359	11,848,212
Tritax Big Box REIT PLC	7,083,941	12,777,363

		118,496,038

United States — 56.0%
Acadia Realty Trust, REIT	426,260	16,052,952
Alexandria Real Estate Equities, Inc., REIT	296,085	33,250,346
American Campus Communities, Inc., REIT	893,981	48,337,553
Apartment Investment & Management Co., REIT (Class A Stock)	780,491	35,879,171
Boston Properties, Inc., REIT	111,118	15,793,201

Chesapeake Lodging Trust, REIT	1,226,090	30,983,294
Community Healthcare Trust, Inc.	681,140	15,659,409
CoreSite Realty Corp., REIT	379,047	31,282,749
CyrusOne, Inc., REIT	736,505	40,375,204
Duke Realty Corp., REIT	2,239,165	64,465,560
Empire State Realty Trust, Inc., REIT (Class A Stock)	1,300,628	27,300,182
Equity LifeStyle Properties, Inc., REIT	572,318	47,067,432
Equity One, Inc., REIT	1,529,737	50,894,350
Equity Residential, REIT	1,278,469	86,923,107
Essex Property Trust, Inc., REIT	338,350	79,133,298
Extra Space Storage, Inc., REIT	591,027	50,840,143
Federal Realty Investment Trust	469,363	79,650,901
First Potomac Realty Trust, REIT	3,508,589	35,471,835
Four Corners Property Trust, Inc., REIT	1,579,085	34,281,935
General Growth Properties, Inc., REIT	2,261,156	72,243,934
Healthcare Realty Trust, Inc., REIT	1,276,571	46,160,807
Hudson Pacific Properties, Inc., REIT	2,054,140	69,450,473
Kilroy Realty Corp., REIT	442,731	32,412,337
MGM Growth Properties LLC (Class A Stock)	1,092,633	29,621,281
Monogram Residential Trust, Inc., REIT	2,466,084	26,411,760
National Retail Properties, Inc., REIT	1,347,906	71,654,683
New York REIT, Inc.	5,054,296	48,217,984
Physicians Realty Trust, REIT	2,032,140	44,138,081
ProLogis, Inc., REIT	399,259	21,755,623
Public Storage, REIT	193,676	46,273,070
Regency Centers Corp., REIT	436,320	37,056,658
Retail Opportunity Investments Corp.	541,362	12,359,294
Retail Properties of America, Inc., REIT (Class A Stock)	1,638,210	28,881,642
Rexford Industrial Realty, Inc., REIT	1,117,324	25,542,027
Simon Property Group, Inc., REIT	666,621	151,349,632
SL Green Realty Corp., REIT	210,217	24,767,767
Sovran Self Storage, Inc., REIT	313,941	32,138,140
STORE Capital Corp., REIT	1,679,069	52,370,162
Sun Communities, Inc., REIT	653,369	51,714,156
Sunstone Hotel Investors, Inc., REIT	2,650,807	35,255,733
Taubman Centers, Inc., REIT	634,672	51,357,658
Ventas, Inc., REIT	1,272,962	96,948,786
Welltower, Inc., REIT	866,782	68,761,816

		2,000,486,126

TOTAL LONG-TERM INVESTMENTS (cost $2,933,522,285)		3,538,662,824

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $24,688,538)(a)	24,688,538	24,688,538

TOTAL INVESTMENTS — 99.8% (cost $2,958,210,823)(b)		3,563,351,362
Other assets in excess of liabilities — 0.2%		6,193,222

NET ASSETS — 100.0%		$3,569,544,584

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
REIT	Real Estate Investment Trust
UTS	Unit Trust Security

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$3,022,020,276

Appreciation	578,201,246
Depreciation	(36,870,160)

Net Unrealized Appreciation	$541,331,086

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$225,612,066	$—
Canada	85,088,220	—	—
China	—	3,338,151	—
France	—	116,669,643	—
Germany	9,278,035	128,035,364	—
Hong Kong	—	203,257,478	—
Ireland	49,841,469	—	—
Japan	9,056,977	417,216,145	—
Netherlands	—	10,344,345	—
Singapore	16,552,610	62,924,856	—
Spain	—	14,230,128	—
Sweden	17,824,633	35,531,153	—
Switzerland	—	14,879,387	—
United Kingdom	13,826,082	104,669,956	—
United States	2,000,486,126	—	—
Affiliated Mutual Fund	24,688,538	—	—

Total	$2,226,642,690	$1,336,708,672	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$33,376,315	L1 to L2	Official Close to Model Price
Common Stocks	$75,493,448	L2 to L1	Model Price to Official Close

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2016 were as follows:

Retail REITs	26.2%
Residential REITs	13.6
Office REITs	11.1
Diversified Real Estate Activities	10.5
Diversified REITs	7.9
Health Care REITs	7.5
Specialized REITs	6.9
Industrial REITs	5.8
Real Estate Operating Companies	5.1
Hotel & Resort REITs	3.3
Affiliated Mutual Fund	0.7
Health Care Facilities	0.6
Real Estate Development	0.4
Hotels, Resorts & Cruise Lines	0.2

99.8
Other assets in excess of liabilities	0.2

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 16, 2016

*	Print the name and title of each signing officer under his or her signature.